Employee Benefit Plans and Postretirement Benefits - Net Periodic Benefit Cost (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 7	$ 7	$ 22	$ 22
Interest cost	22	28	66	84
Expected return on assets	(28)	(35)	(86)	(105)
Amortization of:
Actuarial loss	19	21	58	62
Net periodic benefit cost	20	21	60	63
Healthcare [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	2	2	5	6
Interest cost	10	12	30	36
Expected return on assets	(2)	(1)	(5)	(5)
Amortization of:
Prior service credit	(1)	(3)	(3)	(8)
Actuarial loss	4	7	11	20
Net periodic benefit cost	13	17	38	49
Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	3	4	10	11
Interest cost	1	1	3	4
Amortization of:
Prior service credit	1		1
Actuarial loss				1
Net periodic benefit cost	$ 5	$ 5	$ 14	$ 16